UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2011 to January 31, 2012

Item 1:                                                          Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

January 31, 2012 (unaudited)

Par (000)		Ratings (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (3.6%)
$30,000	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA-, Aa3)	02/15/12	0.531	$21,579,000
66,600	BNP Paribas, Commodity Index Linked Senior Unsecured Notes#	(AA-, Aa3)	02/27/12	0.438	65,028,240
30,200	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	12/17/12	0.131	30,680,180
32,400	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa3)	01/11/13	0.145	34,943,400
50,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	11/21/12	0.000	51,629,771
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $209,200,000)					203,860,591

UNITED STATES AGENCY OBLIGATIONS (65.5%)
67,500	Federal Farm Credit Bank#	(AA+, Aaa)	07/02/12	0.331	67,577,085
90,000	Federal Farm Credit Bank#	(AA+, Aaa)	12/10/12	0.326	90,142,650
112,000	Federal Farm Credit Bank#	(AA+, Aaa)	07/29/13	0.221	112,116,368
274,000	Federal Farm Credit Bank#	(AA+, Aaa)	08/22/13	0.299	274,579,510
50,000	Federal Farm Credit Bank#	(AA+, Aaa)	11/18/13	0.272	50,016,250
150,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/02/14	0.295	150,260,550
125,000	Federal Farm Credit Bank#	(AA+, Aaa)	05/19/14	0.340	125,043,125
125,000	Federal Farm Credit Bank#	(AA+, Aaa)	07/25/14	0.246	125,112,125
55,000	Federal Farm Credit Discount Notes	(AA+, Aaa)	11/20/12	0.126	54,964,195
130,000	Federal Home Loan Banks	(AA+, Aaa)	03/23/12	0.150	129,994,079
68,000	Federal Home Loan Banks§	(AA+, Aaa)	08/22/12	1.750	68,608,464
147,250	Federal Home Loan Banks#	(AA+, Aaa)	09/04/12	0.161	147,334,816
84,000	Federal Home Loan Banks	(AA+, Aaa)	11/07/12	0.125	83,980,680
126,000	Federal Home Loan Banks#	(AA+, Aaa)	03/15/13	0.320	126,229,698
143,000	Federal Home Loan Banks	(AA+, Aaa)	04/12/13	0.240	143,034,177
110,000	Federal Home Loan Banks	(AA+, Aaa)	04/30/13	0.200	109,953,690
87,000	Federal Home Loan Banks	(AA+, Aaa)	05/17/13	0.320	87,082,215
143,860	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	12/28/12	0.750	144,649,791
133,000	Federal Home Loan Mortgage Corp.#	(AA+, Aaa)	03/21/13	0.239	133,198,569
97,000	Federal National Mortgage Association#	(AA+, Aaa)	08/23/12	0.299	97,100,686
81,261	Federal National Mortgage Association#	(AA+, Aaa)	09/17/12	0.315	81,359,245
80,000	Federal National Mortgage Association#	(AA+, Aaa)	11/23/12	0.299	80,113,680
125,000	Federal National Mortgage Association#	(AA+, Aaa)	12/03/12	0.310	125,170,375
105,000	Federal National Mortgage Association#	(AA+, Aaa)	12/28/12	0.301	105,173,460
100,000	Federal National Mortgage Association	(AA+, Aaa)	12/28/12	0.375	100,255,000
76,050	Federal National Mortgage Association	(AA+, Aaa)	08/23/13	0.550	76,125,746
130,000	Federal National Mortgage Association#	(AA+, Aaa)	11/08/13	0.265	130,168,480
40,000	Freddie Mac Discount Notes	(AA+, Aaa)	02/21/12	0.105	39,997,666
125,000	Freddie Mac Discount Notes	(AA+, Aaa)	02/23/12	0.100	124,992,361
113,000	Freddie Mac Discount Notes	(AA+, Aaa)	02/27/12	0.096	112,992,132
100,000	Freddie Mac Discount Notes	(AA+, Aaa)	05/17/12	0.100	99,991,200
150,000	Freddie Mac Discount Notes	(AA+, Aaa)	06/01/12	0.150	149,984,850
100,000	Freddie Mac Discount Notes	(AA+, Aaa)	06/12/12	0.100	99,989,000
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $3,643,629,219)					3,647,291,918

UNITED STATES TREASURY OBLIGATIONS (12.8%)
135,000	United States Treasury Notes	(AA+, Aaa)	02/29/12	0.875	135,067,153
150,000	United States Treasury Notes§	(AA+, Aaa)	03/31/12	1.000	150,246,150
150,000	United States Treasury Notes	(AA+, Aaa)	07/15/12	1.500	150,978,600
100,000	United States Treasury Notes	(AA+, Aaa)	08/31/12	0.375	100,171,900
175,000	United States Treasury Notes	(AA+, Aaa)	10/31/12	0.375	175,355,425
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $711,653,052)					711,819,228

SHORT-TERM INVESTMENTS (1.5%)
67,520	State Street Bank and Trust Co. Euro Time Deposit		02/01/12	0.010	67,520,000

Number of Shares
18,064,010	State Street Navigator Prime Portfolio, 0.32%§§	18,064,010
TOTAL SHORT-TERM INVESTMENTS (Cost $85,584,010)		85,584,010

Par (000)		Value

WHOLLY-OWNED SUBSIDIARY (17.6%)
354,408,262	Credit Suisse Cayman Commodity Fund I, Ltd.^ (Cost $850,099,550)	$978,028,790

TOTAL INVESTMENTS AT VALUE (101.0%) (Cost $5,500,165,831)		5,626,584,537

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)		(57,235,828)

NET ASSETS (100.0%)		$5,569,348,709

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2012.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2012.
^	Affiliated issuer.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index and are generally categorized as Level 2. The Fund’s investment in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly-owned and controlled Cayman Islands subsidiary, (the “Subsidiary”), is valued at the Subsidiary’s net asset value each business day and is generally categorized as Level 2. Securities, structured note agreements and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$203,860,591	$—	$203,860,591
United States Agency Obligations	—	3,647,291,918	—	3,647,291,918
United States Treasury Obligations	—	711,819,228	—	711,819,228
Short-Term Investments	18,064,010	67,520,000	—	85,584,010
Wholly-Owned Subsidiary	—	978,028,790	—	978,028,790
Other Financial Instruments *	—	—	—	—
	$18,064,010	$5,608,520,527	$—	$5,626,584,537

* Other financial instruments include futures, forwards and swap contracts.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended January 31, 2012, there were no significant transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At January 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $5,500,165,831, $136,457,776, $(10,039,070) and $126,418,706, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 26, 2012

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 26, 2012